VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.2%
Alabama : 1.0%
Alabama Corrections Institution
Finance Authority, Series A
(RB)
5.25%, 07/01/47 (c) $ 1,000 $ 1,047,265
Alabama Highway Authority
(RB) (AG)
5.00%, 09/01/45 (c) 1,000 1,082,119
City of Huntsville, Alabama
Scholl, Series D (GO)
5.00%, 03/01/53 (c) 1,000 1,032,842
County of Jefferson, Alabama
Sewer (RB)
5.25%, 10/01/49 (c) 2,500 2,599,141
Gadsden Alabama, Series A
(GO) (BAM)
5.00%, 10/01/50 (c) 750 782,888
6,544,255
Arizona : 1.3%
Arizona Industrial Development
Authority Student Housing,
North Carolina Central
University Project, Series A
(RB) (BAM)
4.00%, 06/01/44 (c) 500 480,256
City of Mesa, Arizona Utility
Systems (RB) (AG)
4.50%, 07/01/49 (c) 2,000 1,990,165
City of Phoenix Civic
Improvement Corp., Series
A (RB)
4.00%, 07/01/44 (c) 1,000 993,636
City of Phoenix Civic
Improvement Corp., Water
System, Series A (RB)
5.00%, 07/01/44 (c) 750 787,074
Pima County, Industrial
Development Authority,
Tucson Medical Center,
Series A (RB)
4.00%, 04/01/46 (c) 750 651,420
Salt River Project Agricultural
Improvement & Power
District, Electric Project,
Series A (RB)
5.00%, 01/01/47 (c) 1,000 1,050,692
5.00%, 01/01/50 (c) 1,000 1,037,545
Salt River Project Agricultural
Improvement & Power
District, Electric Project,
Series C (RB)
5.25%, 01/01/55 (c) 1,500 1,593,591
8,584,379
Arkansas : 0.6%
Arkansas Development Finance
Authority (RB)
5.00%, 06/01/46 (c) 1,000 1,065,329
Par
(000’s) Value
Arkansas (continued)
City of Springdale, Arkansas
Sales and Use Tax, Series B
(RB) (BAM)
4.25%, 08/01/53 (c) $ 1,000 $ 954,174
University of Arkansas (RB)
5.00%, 12/01/45 (c) 1,850 1,924,527
3,944,030
California : 14.2%
Airport Commission of the City
and County of San Francisco,
International Airport, Series
E (RB)
5.00%, 05/01/48 (c) 995 1,015,150
Airport Commission of the City
and County of San Francisco,
International Airport, Series
F (RB)
5.00%, 05/01/50 (c) 1,000 1,027,153
Alameda County, Pleasanton
United School District (GO)
4.00%, 08/01/52 (c) 1,500 1,408,151
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/49 (c) 850 748,063
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
5.25%, 12/01/43 (c) 825 879,194
5.25%, 12/01/44 (c) 500 528,659
California Health Facilities
Financing Authority, Cedars-
Sinai Health System, Series
A (RB)
3.00%, 08/15/51 (c) 1,000 732,347
California Health Facilities
Financing Authority, City of
Hope (RB)
5.00%, 11/15/49 (c) 750 751,770
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/45 (c) 1,000 933,851
4.00%, 04/01/49 (c) 1,930 1,764,725
5.00%, 12/01/45 (c) 1,000 1,050,997
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A (RB)
4.00%, 11/01/44 (c) 1,000 955,578
4.00%, 11/01/51 (c) 1,000 891,976
California Health Facilities
Financing Authority, Pin
Health, Series A (RB)
4.00%, 06/01/50 (c) 750 650,751
California Infrastructure &
Economic Development Bank
(RB)
5.00%, 05/15/47 (c) 500 509,852

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, Series A (RB)
5.00%, 04/01/49 (c) $ 750 $ 762,834
California State Public Works
Board, May Lee Satet Office
Complex, Series A (RB)
5.00%, 04/01/44 (c) 1,045 1,148,485
5.00%, 04/01/49 (c) 1,500 1,585,060
California State Public Works
Board, Various Capital
Project, Series C (RB)
5.00%, 11/01/45 (c) 2,130 2,339,893
5.00%, 11/01/47 (c) 1,000 1,075,354
California Statewide
Communities Development
Authority, Adventist Health
System, Series A (RB)
5.00%, 03/01/48 (c) 1,000 1,004,692
California Statewide
Communities Development
Authority, Front Porch
Communities and Services,
Series A (RB)
3.00%, 04/01/51 (c) 1,000 715,614
California Statewide
Communities Development
Authority, Montage Health,
Series A (RB)
4.00%, 06/01/46 (c) 1,055 1,030,926
Chabot-Las Positas Community
College District, Series C (GO)
5.25%, 08/01/48 (c) 1,000 1,071,236
Chaffey Joint Union High School
District, Series C (GO)
5.25%, 08/01/47 (c) 500 506,316
Chaffey Joint Union High School
District, Series G (GO)
5.25%, 08/01/52 (c) 1,000 1,054,897
City and County of San
Francisco, Multiple Capital
Improvement Project, Series
R-1 (CP)
4.00%, 04/01/45 (c) 1,000 969,809
City and County of San
Francisco, Public Utilities
Commission Water, Series
D (RB)
3.00%, 11/01/50 (c) 500 377,696
City of Los Angeles,
Department of Airports,
Series D (RB)
4.00%, 05/15/48 (c) 750 726,782
5.25%, 05/15/51 (c) 3,000 3,259,655
City of Los Angeles,
Department of Airports,
Series E (RB)
5.25%, 05/15/55 (c) 1,000 1,077,296
Par
(000’s) Value
California (continued)
County of Bernardino, Raito
Unified School District (GO)
(BAM)
5.00%, 08/01/52 (c) $ 1,000 $ 1,038,033
East Bay Municipal Utility
District, Water System, Series
A (RB)
4.00%, 06/01/45 (c) 1,210 1,210,407
El Dorado Irrigation District,
Series A (CP) (AG)
4.00%, 03/01/45 (c) 630 609,441
Fremont Union High School
District, Series A (GO)
4.00%, 08/01/46 (c) 500 494,353
Glendale Community College
District, Series B (GO)
3.00%, 08/01/47 (c) 325 251,921
Hayward Unified School District
(GO) (BAM)
4.00%, 08/01/43 (c) 1,000 989,305
Irvin Facilities Financing
Authority, Irvine Great Park
Infrastructure Project, Series
A (ST)
5.00%, 09/01/43 (c) 500 546,326
Los Angeles County Public
Works Financing Authority,
Series H (RB)
5.50%, 12/01/49 (c) 1,000 1,104,939
Los Angeles County Public
Works Financing Authority,
Series J (RB)
5.00%, 12/01/45 (c) 500 549,622
5.50%, 12/01/54 (c) 1,000 1,097,537
Los Angeles Department
of International Airports,
Governmental Purpose,
Series D (RB)
5.25%, 05/15/48 (c) 1,000 1,100,566
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/49 (c) 800 829,420
Los Angeles Department of
Water and Power, Series A
(RB) (BAM)
5.00%, 07/01/55 (c) 500 517,661
5.25%, 07/01/44 (c) 1,200 1,323,883
5.25%, 07/01/45 (c) 415 454,174
Los Angeles Department of
Water and Power, Series B
(RB)
5.25%, 07/01/53 (c) 500 521,643
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/45 (c) 2,500 2,684,042

Par
(000’s) Value
California (continued)
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/47 (c) $ 500 $ 520,398
5.00%, 07/01/52 (c) 750 770,100
Los Angeles Department of
Water and Power, Series E
(RB)
5.00%, 07/01/53 (c) 1,000 1,029,059
Los Angeles Unified School
District, Unlimited AD
Valorem Property Tax, Series
QRR (GO)
4.00%, 07/01/49 (c) 750 714,589
5.25%, 07/01/47 (c) 1,000 1,075,720
Metropolitan Water District of
Southern California, Series
A (RB)
5.00%, 04/01/48 (c) 1,500 1,594,492
5.00%, 04/01/53 (c) 1,000 1,052,459
Oakland Unified School District,
Alameda County Election,
Series A (GO) (BAM)
4.00%, 08/01/46 (c) 1,000 957,189
Perris Union High School
District, Riverside County,
Series A (GO) (AG)
4.00%, 09/01/43 (c) 570 571,448
Regents of University of
California, Medical Center
Pooled, Series L (RB)
4.00%, 05/15/44 (c) 1,015 989,491
Regents of University of
California, Medical Center
Pooled, Series P (RB)
4.00%, 05/15/53 (c) 500 467,361
Riverside Community College
District, Riverside County,
Series A (GO)
4.00%, 08/01/54 (c) 1,000 945,701
Sacramento Area Flood Control
Agency, Series A (SA)
5.00%, 10/01/47 (c) 1,500 1,516,054
Sacramento City Unified School
District, Series G (GO) (AG)
4.00%, 08/01/49 (c) 500 474,802
San Diego Community College
District, Series A-1 (GO)
5.00%, 08/01/55 (c) 1,000 1,059,411
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/44 (c) 750 784,919
San Diego Public Facilities
Financing Authority, Series
A (RB)
5.25%, 08/01/48 (c) 1,000 1,088,709
Par
(000’s) Value
California (continued)
San Diego Unified School
District, Series I (GO)
4.00%, 07/01/47 (c) $ 595 $ 570,518
San Diego, California Unified
School District, Series C-3
(GO)
5.00%, 07/01/50 (c) 2,000 2,130,277
San Francisco Bay Area Rapid
Transit District, Series B-1
(GO)
3.00%, 08/01/49 (c) 600 455,901
San Francisco Bay Area Rapid
Transit District, Series C-1
(GO)
4.00%, 08/01/45 (c) 610 598,556
San Francisco City and County,
International Airport, Series
B (RB)
4.00%, 05/01/52 (c) 1,000 941,997
5.00%, 05/01/47 (c) 700 708,429
5.00%, 05/01/49 (c) 500 528,950
5.00%, 05/01/52 (c) 1,000 1,040,519
San Francisco City and County,
Public Utilities Commission
Wastewater, Series A (RB)
4.00%, 10/01/48 (c) 885 847,348
San Mateo County Community
College District, Series B (GO)
5.00%, 09/01/45 (c) 820 846,894
San Mateo Foster City Public
Financing Authority, Clean
Water Program (RB) (SAW)
4.00%, 08/01/44 (c) 500 499,407
Saugus Union School
District School Facilities
Improvement District No.1,
Series C (GO)
2.38%, 08/01/44 (c) 1,000 733,333
Southern California Public
Power Authority (RB) (BAM)
5.25%, 07/01/43 (c) 500 560,592
Southern California Public
Power Authority, Southern
Transmission System (RB)
5.25%, 07/01/53 (c) 500 522,966
Southwestern Community
College District, Series A (GO)
4.00%, 08/01/47 (c) 750 725,227
State of California (GO)
5.00%, 08/01/45 (c) 750 822,370
State of California, Various
Purpose (GO)
3.00%, 12/01/43 (c) 400 347,449
3.00%, 11/01/50 (c) 1,710 1,296,393
3.62%, 10/01/47 (c) 645 559,988
4.00%, 10/01/44 (c) 500 500,500
4.12%, 03/01/49 (c) 1,000 988,605
5.00%, 12/01/46 (c) 610 639,313
5.00%, 11/01/47 (c) 515 523,006

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
5.00%, 09/01/48 (c) $ 2,000 $ 2,131,861
5.00%, 10/01/48 (c) 935 957,042
5.00%, 04/01/49 (c) 1,000 1,027,520
The Regents of the University
of California, Series CC (RB)
5.00%, 05/15/53 (c) 750 791,947
University of California, Series
BK (RB)
5.00%, 05/15/52 (c) 2,000 2,081,482
University of California, Series
EE (RB)
5.00%, 05/15/43 (c) 500 529,739
University of California, Series
O (RB)
5.00%, 05/15/58 (c) 1,000 1,016,457
University of California, Series
Q (RB)
5.00%, 05/15/46 (c) 500 523,879
Ventura Unified School District,
Series A (GO)
4.00%, 08/01/52 (c) 500 473,130
West Contra Costa Unified
School District, Series B (GO)
(BAM)
5.00%, 08/01/49 (c) 1,000 1,057,816
91,469,348
Colorado : 1.9%
Arapahoe County, Cherry Creek
Colorado School District No.
5 (GO) (SAW)
5.25%, 12/15/43 (c) 1,000 1,125,825
Board of Governors of
Colorado State University
System, Series C (RB)
4.00%, 03/01/47 (c) 1,050 946,703
Canyons Metropolitan District
No. 5, Limited Tax, Series A
(GO) (BAM)
5.00%, 12/01/49 (c) 1,000 1,019,790
City of Colorado Springs,
Utilities System, Series C (RB)
5.00%, 11/15/50 (c) 600 616,086
City of Westminster, Colorado
Water & Wastewater Utility
(RB)
5.00%, 12/01/54 (c) 1,000 1,045,532
Colorado Bridge and Tunnel,
Enterprise Infrastructure,
Series A (RB) (AG)
5.25%, 12/01/49 (c) 500 530,918
Colorado Health Facilities
Authority Hospital, Series A
(RB) (SBG)
4.00%, 11/15/43 (c) 685 646,468
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A (RB)
3.25%, 08/01/49 (c) 500 386,819
5.50%, 11/01/47 (c) 1,000 1,053,965
Par
(000’s) Value
Colorado (continued)
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/44 (c) $ 500 $ 510,900
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) 250 246,130
Park Creek Metropolitan
District (RB) (AG)
5.00%, 12/01/43 (c) 1,250 1,324,376
5.00%, 12/01/44 (c) 1,000 1,050,377
Weld County School District No.
5J (GO) (SAW)
4.00%, 12/01/45 (c) 1,000 992,021
Weld County School District No.
6 (GO) (SAW)
4.00%, 12/01/45 (c) 800 779,598
12,275,508
Connecticut : 0.5%
Connecticut Housing Finance
Authority, Housing Mortgage
Finance Program, Series A
(RB)
4.60%, 11/15/49 (c) 1,000 993,715
4.70%, 11/15/43 (c) 500 512,151
Connecticut State Health
and Educational Facilities
Authority, Trinity Health
Credit Group (RB)
5.00%, 12/01/45 (c) 750 751,206
State of Connecticut, Series A
(GO)
5.00%, 03/15/45 (c) 1,000 1,078,820
3,335,892
District of Columbia : 1.5%
District of Columbia, Children's
Hospital (RB)
5.00%, 07/15/44 (c) 500 500,169
District of Columbia, Income
Tax, Series A (RB)
5.25%, 06/01/50 (c) 2,000 2,137,296
District of Columbia, Income
Tax, Series C (RB)
4.00%, 05/01/45 (c) 805 775,538
District of Columbia, Series A
(RB)
2.62%, 03/01/45 (c) 575 428,419
5.00%, 07/01/48 (c) 500 493,659
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series A (RB) (AG)
4.00%, 10/01/52 (c) 1,000 884,748

Par
(000’s) Value
District of Columbia (continued)
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series B (RB)
4.00%, 10/01/49 (c) $ 2,250 $ 1,973,094
Washington Metropolitan Area
Transit Authority, Series A
(RB)
3.00%, 07/15/43 (c) 750 619,710
4.00%, 07/15/46 (c) 1,000 932,315
5.00%, 07/15/48 (c) 1,000 1,033,404
9,778,352
Florida : 4.3%
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/52 (c) 1,055 1,064,669
City of Cape Coral, Florida
Water and Sewer (RB) (BAM)
5.25%, 10/01/53 (c) 1,000 1,051,389
City of Jacksonville, Health
Care Facilities, Brooks
Rehabilitation (RB)
4.00%, 11/01/45 (c) 1,000 893,722
5.00%, 11/01/50 (c) 2,000 1,999,776
City of Tampa, Florida Water &
Wastewater System, Series A
(RB) (BAM)
5.00%, 10/01/47 (c) 500 525,124
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49 (c) 500 507,727
County of Broward, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/47 (c) 1,000 892,817
4.00%, 09/01/51 (c) 1,010 886,651
County of Miami-Dade, Florida
Professional Sports Franchise
Facilities, Series A (RB) (AG)
0.00%, 10/01/45 ^ 2,000 790,465
County of Miami-Dade, Florida
Seaport, Series A (RB) (AG)
4.00%, 10/01/49 (c) 2,000 1,797,157
County of Miami-Dade, Florida
Water and Sewer System (RB)
4.00%, 10/01/48 (c) 1,000 922,064
County of Miami-Dade, Florida
Water and Sewer System,
Series A (RB)
5.00%, 10/01/55 (c) 750 772,336
County of Miami-Dade, Health
Facilities Authority Hospital,
Nicklaus Children’s Hospital
Project, Series A (RB)
4.00%, 08/01/51 (c) 500 434,511
Par
(000’s) Value
Florida (continued)
County of Palm Beach, Health
Facilities Authority, Lifespace
Communities, Inc., Series B
(RB)
4.00%, 05/15/53 (c) $ 330 $ 262,169
County of Saint Luce , School
Board, Series A (CP) (AG)
5.00%, 07/01/48 (c) 1,000 1,029,494
County of Sarasota, Florida
Utility System, Series A (RB)
5.00%, 10/01/50 (c) 500 514,245
Florida Atlantic University
Finance Corp. (RB)
5.00%, 07/01/49 (c) 500 519,019
Florida Higher Educational
Facilities Financial Authority,
Rollins College Project, Series
A (RB)
4.00%, 12/01/50 (c) 750 652,507
Florida Housing Finance Corp.
(RB)
4.90%, 07/01/45 (c) 1,500 1,538,089
6.25%, 07/01/56 (c) 1,370 1,544,834
Florida Housing Finance Corp.,
Homeowner Mortgage (RB)
6.25%, 01/01/55 (c) 960 1,063,082
Fort Pierce Utilities Authority,
Series A (RB) (AG)
4.00%, 10/01/52 (c) 1,000 909,886
Halifax Hospital Medical Center
(RB)
4.00%, 06/01/46 (c) 525 451,780
Hillsborough County, Florida
Capital Improvement Non-Ad
Valorem (RB)
2.25%, 08/01/51 (c) 500 307,164
Hillsborough County, Industrial
Development Authority
Health System, Series C (RB)
5.50%, 11/15/54 (c) 1,000 1,069,468
Jea Water and Sewer System,
Series A (RB)
5.25%, 10/01/49 (c) 1,000 1,060,174
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/48 (c) 1,000 1,003,748
Orange County Health Facilities
Authority, Orlando Health,
Series A (RB)
4.50%, 10/01/56 (c) 750 720,524
5.25%, 10/01/56 (c) 1,000 1,036,421
Palm Beach County, Health
Facilities Authority, Baptist
Health (RB) (SBG)
3.00%, 08/15/44 (c) 1,000 792,146

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
South Broward Hospital
District, Series A (RB)
3.00%, 05/01/46 (c) $ 750 $ 570,499
27,583,657
Georgia : 1.9%
Brookhaven Development
Authority, Children’s
Healthcare of Atlanta, Inc.,
Series A (RB)
4.00%, 07/01/44 (c) 660 647,780
Burke County Development
Authority, Series C (RB) (SAW)
4.12%, 11/01/45 (c) 1,000 942,905
County of Burke, Development
Authority, Series D (RB)
4.12%, 11/01/45 (c) 260 245,155
Fayette County Development
Authority, Soccer Federation,
Inc. Project (RB)
5.25%, 10/01/54 (c) 1,250 1,281,952
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System,
Series A (RB)
4.00%, 02/15/45 (c) 1,295 1,194,624
Georgia Housing & Finance
Authority (RB)
5.12%, 12/01/45 (c) 2,000 2,061,286
Georgia State Housing &
Finance Authority, Series A
(RB)
4.70%, 12/01/55 (c) 1,000 986,908
Georgia State Road and Tollway
Authority, Managed Lane
System, Series A (RB)
3.00%, 07/15/51 (c) 500 370,770
Macon Water Authority (RB)
5.00%, 10/01/54 (c) 500 520,524
Main Street Natural Gas, Inc.,
Series C (RB)
5.00%, 05/15/49 990 1,026,248
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax,  Series A (RB)
3.00%, 07/01/47 (c) 1,000 754,941
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
& 4 Project, Series A (RB)
4.50%, 07/01/63 (c) 500 475,347
5.00%, 01/01/49 (c) 1,000 992,890
Municipal Electric Authority of
Georgia, Series A (RB)
5.00%, 01/01/63 (c) 500 493,820
5.25%, 01/01/49 (c) 500 519,572
12,514,722
Hawaii : 0.3%
City and County of Honolulu,
Series C (GO)
4.00%, 08/01/43 (c) 750 753,131
Par
(000’s) Value
Hawaii (continued)
City and County of Honolulu,
Wastewater System, Series
A (RB)
5.25%, 07/01/54 (c) $ 1,000 $ 1,069,508
1,822,639
Idaho : 0.1%
Idaho Housing and Finance
Association, Single Family
Mortgage, Series A (RB)
4.60%, 01/01/49 (c) 700 694,894
Underline
Illinois : 3.6%
Chicago Midway International
Airport, Series B (RB)
5.00%, 01/01/45 (c) 1,000 1,062,671
5.00%, 01/01/55 (c) 1,750 1,801,454
City of Chicago, Second Lien
Water Project, Series A (RB)
(AG)
5.25%, 11/01/53 (c) 500 516,653
City of Chicago, Series A (GO)
5.00%, 01/01/44 (c) 750 748,514
5.00%, 01/01/44 (c) 1,000 998,019
City of Chicago, Wastewater
Transmission Project, Series
A (RB) (AG)
5.25%, 01/01/53 (c) 500 519,479
5.50%, 01/01/62 (c) 1,550 1,623,427
Illinois Finance Authority, OSF
Healthcare System, Series A
(RB)
5.00%, 11/15/45 (c) 500 499,981
Illinois Housing Development
Authority, Series A (RB)
4.75%, 10/01/49 (c) 475 477,169
Illinois Housing Development
Authority, Series G (RB)
5.00%, 10/01/46 (c) 795 802,507
Illinois Housing Development
Authority, Series K (RB)
(FNMA/GNMA/FHLMC COLL)
5.35%, 04/01/47 (c) 755 780,828
Illinois State Toll Highway
Authority, Series A (RB)
4.00%, 01/01/44 (c) 1,005 959,328
4.00%, 01/01/46 (c) 1,000 910,281
5.00%, 01/01/47 (c) 2,000 2,119,200
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
4.00%, 12/15/47 (c) 1,500 1,320,809
5.00%, 06/15/53 (c) 735 722,740
Metropolitan Water
Reclamation District of
Greater Chicago, Series A
(GO)
4.00%, 12/01/46 (c) 1,500 1,394,928

Par
(000’s) Value
Illinois (continued)
Sales Tax Securitization Corp.,
Series A (RB)
4.00%, 01/01/48 (c) $ 1,000 $ 880,468
Sales Tax Securitization Corp.,
Series A (RB) (BAM)
4.00%, 01/01/48 (c) 1,000 883,267
St Clair County Community Unit
School District No. 187, Series
A (RB) (AG)
5.00%, 01/01/54 (c) 1,000 1,007,520
State of Illinois (GO) (AG)
5.75%, 05/01/45 (c) 750 793,130
State of Illinois, Series A (GO)
5.00%, 03/01/46 (c) 1,250 1,275,329
State of Illinois, Series B (GO)
5.25%, 05/01/49 (c) 500 516,866
State of Illinois, Series C (GO)
4.00%, 11/01/44 (c) 900 833,454
23,448,022
Indiana : 0.9%
Fishers Town Hall Building
Corp., Series A (RB)
5.62%, 07/15/48 (c) 500 547,907
Indiana Finance Authority,
Series C (RB)
5.00%, 02/01/45 (c) 1,500 1,609,928
Indiana Housing and
Community Development
Authority, Single Family
Mortgage, Series B-1 (RB)
4.75%, 07/01/49 (c) 500 502,249
Indiana Housing and
Community Development
Authority, Single Family
Mortgage, Series C-1 (RB)
4.95%, 07/01/50 (c) 750 756,002
Indianapolis Local Public
Improvement Bond Bank,
Courthouse and Jail Project,
Series A (RB)
5.00%, 02/01/49 (c) 500 508,022
5.00%, 02/01/54 (c) 1,000 1,013,491
Indianapolis Local Public
Improvement Bond Bank,
Indiana Convention Center
Hotel, Series F-1 (RB) (BAM)
5.00%, 03/01/53 (c) 1,000 1,021,267
5,958,866
Iowa : 0.3%
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/49 (c) 530 546,676
Iowa Finance Authority, Single
Family Mortgage, Series C
(RB)
4.65%, 07/01/49 (c) 1,000 1,001,936
4.85%, 07/01/43 (c) 500 513,450
2,062,062
Par
(000’s) Value
Kansas : 0.2%
Wyandotte County, Unified
School District No. 500 (GO)
(BAM)
5.25%, 09/01/55 (c) $ 1,000 $ 1,045,345
Underline
Kentucky : 0.3%
Kentucky Bond Development
Corp., Lexington Center Corp.
Project (RB)
4.00%, 09/01/48 (c) 1,225 1,110,574
Kentucky State Property &
Building Commission, Project
No. 131, Series A (RB)
5.00%, 10/01/44 (c) 500 540,496
1,651,070
Louisiana : 0.6%
City of Shreveport, Louisiana
Water and Sewer, Series B
(RB) (AG)
4.00%, 12/01/49 (c) 700 626,645
Louisiana Stadium and
Exposition District, Series A
(RB)
5.25%, 07/01/53 (c) 1,500 1,548,451
State of Louisiana, Series A
(GO)
4.00%, 04/01/43 (c) 1,500 1,495,518
3,670,614
Maine : 0.3%
Maine Health & Higher
Educational Facilities
Authority, Series B (RB)
5.25%, 10/01/54 (c) 1,000 1,046,651
Maine Turnpike Authority (RB)
4.00%, 07/01/50 (c) 750 692,602
1,739,253
Maryland : 1.2%
County of Baltimore,
Metropolitan District (GO)
5.00%, 03/01/49 (c) 1,000 1,044,018
Maryland Community
Development Administration,
Villages at Marley Station,
Series D-1 (RB)
4.35%, 02/01/44 1,000 981,401
Maryland Economic
Development Corp. (RB)
5.00%, 06/01/48 (c) 1,500 1,566,398
Maryland Health and Higher
Educational Facilities
Authority, Adventist
Healthcare, Series B (RB)
4.00%, 01/01/51 (c) 500 417,441
Maryland Health and Higher
Educational Facilities
Authority, Greater Baltimore
Medical Center, Series A (RB)
3.00%, 07/01/46 (c) 500 382,488

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Lifebridge Health
(RB)
5.00%, 07/01/47 (c) $ 500 $ 500,079
Maryland Health and Higher
Educational Facilities
Authority, Series A (RB)
5.25%, 07/01/52 (c) 750 781,776
Maryland Stadium Authority,
Built to Learn, Series A (RB)
4.00%, 06/01/52 (c) 1,000 901,357
Montgomery County, Trinity
Health Credit Group, Series
MD (RB)
5.00%, 12/01/44 (c) 1,000 1,000,500
7,575,458
Massachusetts : 5.2%
Commonwealth of
Massachusetts (GO)
5.00%, 07/01/48 (c) 2,000 2,064,169
5.00%, 08/01/50 (c) 2,750 2,884,289
Commonwealth of
Massachusetts
Transportation, Series A (RB)
3.00%, 06/01/50 (c) 800 601,359
5.00%, 06/01/45 (c) 2,500 2,708,925
5.00%, 06/01/55 (c) 1,000 1,043,603
Commonwealth of
Massachusetts
Transportation, Series B (RB)
5.00%, 06/01/52 (c) 2,000 2,064,065
5.00%, 06/01/54 (c) 750 780,334
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/45 (c) 1,000 1,020,969
5.00%, 01/01/49 (c) 1,000 1,019,700
5.00%, 01/01/49 (c) 500 522,485
5.00%, 04/01/50 (c) 750 785,533
5.00%, 05/01/53 (c) 1,000 1,030,344
Commonwealth of
Massachusetts, Series B (GO)
2.12%, 04/01/51 (c) 1,300 776,319
5.00%, 11/01/52 (c) 1,190 1,225,372
Commonwealth of
Massachusetts, Series C (GO)
3.00%, 03/01/48 (c) 360 277,121
Commonwealth of
Massachusetts, Series D (GO)
5.00%, 07/01/45 (c) 750 784,644
5.00%, 10/01/53 (c) 1,000 1,031,820
Commonwealth of
Massachusetts, Series E (GO)
5.00%, 11/01/45 (c) 605 634,857
5.00%, 11/01/50 (c) 1,000 1,024,253
Massachusetts Bay
Transportation Authority,
Sales Tax, Series A (RB)
4.00%, 07/01/51 (c) 800 737,710
Par
(000’s) Value
Massachusetts (continued)
4.00%, 07/01/53 (c) $ 1,000 $ 916,726
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series J
(RB)
5.00%, 07/01/53 (c) 1,500 1,508,472
Massachusetts Development
Finance Agency, Boston
Medical Center, Series D (RB)
5.00%, 07/01/44 (c) 500 495,281
Massachusetts Development
Finance Agency, Boston
University, Series FF (RB)
5.00%, 10/01/48 (c) 1,105 1,154,000
Massachusetts Development
Finance Agency, Lasell Village,
Inc. (RB)
5.25%, 07/01/55 (c) 895 902,358
Massachusetts Development
Finance Agency, Series N (RB)
(AG)
5.00%, 07/01/50 (c) 2,000 2,044,551
Massachusetts Port Authority,
Series B (RB) (SBG)
5.00%, 07/01/44 (c) 305 314,641
Massachusetts School Building
Authority, Sales Tax, Series
A (RB)
5.00%, 02/15/44 (c) 555 572,969
5.00%, 08/15/50 (c) 750 767,494
5.25%, 02/15/50 (c) 1,800 1,917,683
33,612,046
Michigan : 2.6%
Great Lakes Water Authority,
Water Supply System, Second
Lien, Series B (RB)
5.00%, 07/01/46 (c) 390 391,368
Great Lakes Water Authority,
Water Supply System, Second
Lien, Series C (RB)
5.25%, 07/01/55 (c) 1,000 1,059,526
Great Lakes Water Authority,
Water Supply System, Senior
Lien, Series A (RB)
5.00%, 07/01/46 (c) 570 572,009
Karegnondi Water Authority,
Counties of Genesee, Lapeer,
and Sanilac (RB) (BAM)
5.00%, 11/01/43 (c) 750 810,723
Lansing Board of Water and
Light, Michigan Utility System,
Series A (RB)
5.00%, 07/01/49 (c) 1,000 1,040,887
Michigan Finance Authority,
Beaumont Health, Series A
(RB)
5.00%, 11/01/44 (c) 1,000 1,000,451

Par
(000’s) Value
Michigan (continued)
Michigan Finance Authority,
Corewell Health, Series A (RB)
5.00%, 08/15/46 (c) $ 2,000 $ 2,089,697
Michigan Finance Authority,
McLaren Health Care, System
A (RB)
4.00%, 02/15/47 (c) 1,000 893,912
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/49 (c) 250 224,871
5.00%, 12/01/42 (c) 20 20,879
Michigan Finance Authority,
Wayne Criminal (RB) (BAM)
4.00%, 11/01/48 (c) 1,000 918,430
Michigan State Housing
Development Authority,
Rental Housing, Series A (RB)
3.35%, 10/01/49 (c) 500 407,186
3.60%, 10/01/60 (c) 1,000 808,712
4.88%, 10/01/43 (c) 1,000 1,016,680
Michigan State University,
Board of Trustee, Series B
(RB)
5.00%, 02/15/48 (c) 765 785,632
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/46 (c) 1,000 1,054,127
State of Michigan, Trunk Line
Fund, Series A (RB)
4.00%, 11/15/46 (c) 1,000 938,853
Western Michigan University,
Series A (RB) (AG)
5.25%, 11/15/49 (c) 1,000 1,054,604
5.25%, 11/15/54 (c) 1,500 1,570,176
16,658,723
Minnesota : 0.6%
Duluth Economic Development
Authority, Minnesota Health
Facilities, Series A (RB)
5.25%, 02/15/58 (c) 1,000 1,003,914
Minneapolis St. Paul
Metropolitan Airports
Commission, Series A (RB)
5.00%, 01/01/52 (c) 1,000 1,028,691
Minnesota Housing Finance
Agency Residential Housing,
Series B (RB)
2.50%, 07/01/51 (c) 530 364,458
Minnesota Housing Finance
Agency Residential Housing,
Series I (RB)
2.15%, 07/01/45 (c) 890 607,931
3.00%, 01/01/51 (c) 270 267,850
Minnesota Housing Finance
Agency Residential Housing,
Series M (RB)
5.15%, 07/01/45 (c) 470 484,989
3,757,833
Par
(000’s) Value
Mississippi : 0.1%
Mississippi Home Corp., Single
Family Mortgage, Series C
(RB)
4.85%, 12/01/54 (c) $ 1,000 $ 1,004,094
Underline
Missouri : 0.7%
County of Jackson, Series A (RB)
4.25%, 12/01/53 (c) 1,000 948,030
4.38%, 12/01/58 (c) 1,000 958,075
Missouri Housing Development
Commission, Single Family
Mortgage, Series G (RB)
4.35%, 11/01/44 (c) 495 493,961
Missouri State, Health &
Educational Facilities
Authority, Mercy Health,
Series F (RB)
4.25%, 04/01/55 (c) 1,000 928,077
5.00%, 11/15/45 (c) 1,000 1,000,387
4,328,530
Nebraska : 0.6%
City of Omaha and County of
Douglas, Public Building,
Series B (GO)
4.00%, 05/01/50 (c) 550 511,810
Nebraska Investment Finance
Authority, Single Family
Housing, Series A (RB)
4.65%, 09/01/55 (c) 2,000 1,971,498
Nebraska Investment Finance
Authority, Single Family
Housing, Series E (RB)
4.80%, 09/01/53 (c) 495 489,796
University of Nebraska Facilities
Corp., Series A (RB)
4.00%, 07/15/59 (c) 750 664,178
4.00%, 07/15/62 (c) 500 433,866
4,071,148
Nevada : 0.3%
City of Henderson, Utility
System, Series A-1 (GO)
4.00%, 06/01/50 (c) 675 623,594
Las Vegas Convention and
Visitors Authority, Series B
(RB)
4.00%, 07/01/49 (c) 1,000 901,689
Las Vegas Valley Water District,
Series A (GO)
4.00%, 06/01/46 (c) 250 240,640
1,765,923
New Hampshire : 0.2%
National Finance Authority
Hospital, St. Lukes University
Health Network Project,
Series B (RB) (AG)
3.00%, 08/15/46 (c) 1,975 1,558,181
Underline

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey : 2.7%
New Jersey Economic
Development Authority
School Facilities, Series FFF
(RB)
4.62%, 06/15/48 (c) $ 1,000 $ 1,000,152
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series B (RB)
5.25%, 03/01/54 (c) 1,000 1,075,221
New Jersey Health Care
Facilities Financing Authority,
Atlanticare Health System
(RB)
2.50%, 07/01/51 (c) 490 298,366
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing (RB)
4.80%, 10/01/53 (c) 500 499,188
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing, Series
K (RB)
4.55%, 10/01/44 (c) 1,000 1,007,711
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing, Series
M (RB)
5.05%, 10/01/45 (c) 750 768,853
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/45 (c) 1,500 1,449,191
4.50%, 06/15/49 (c) 590 583,905
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
3.50%, 06/15/46 (c) 365 306,538
4.00%, 06/15/44 (c) 1,500 1,463,932
5.00%, 06/15/46 (c) 1,000 1,047,100
5.25%, 06/15/50 (c) 1,000 1,052,198
New Jersey Transportation
Trust Fund Authority, Series
CC (RB)
5.25%, 06/15/50 (c) 1,000 1,057,632
New Jersey Turnpike Authority,
Series A (RB)
4.00%, 01/01/48 (c) 1,000 938,010
4.00%, 01/01/51 (c) 1,000 930,695
New Jersey Turnpike Authority,
Series B (RB)
5.25%, 01/01/49 (c) 1,500 1,597,761
South Jersey Transportation
Authority, Transportation
System, Series A (RB)
5.00%, 11/01/45 (c) 500 514,682
Par
(000’s) Value
New Jersey (continued)
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/46 (c) $ 1,715 $ 1,690,541
17,281,676
New Mexico : 0.5%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program, Series
C (RB)
4.95%, 09/01/45 (c) 750 768,000
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program, Series F
(RB)
3.05%, 07/01/44 (c) 290 244,132
New Mexico Mortgage Finance
Authority, Single Family
Program, Series C (RB)
5.10%, 09/01/55 (c) 1,000 1,008,095
New Mexico Mortgage Finance
Authority, Single Family
Program, Series I (RB)
5.05%, 09/01/50 (c) 1,000 1,012,207
3,032,434
New York : 20.1%
City of New York, Series A (GO)
4.00%, 08/01/50 (c) 1,000 895,505
City Of New York, Series A (GO)
5.00%, 08/01/45 (c) 1,000 1,061,309
City of New York, Series C (GO)
5.00%, 09/01/48 (c) 4,625 4,769,584
5.25%, 09/01/50 (c) 1,000 1,048,047
City of New York, Series D (GO)
5.00%, 10/01/45 (c) 3,000 3,178,787
City of New York, Series D (GO)
(BAM)
4.00%, 03/01/50 (c) 1,000 896,186
5.00%, 03/01/43 (c) 750 779,603
City of New York, Series E (GO)
5.25%, 04/01/47 (c) 1,000 1,048,204
City of New York, Series F (GO)
5.00%, 03/01/50 (c) 1,000 1,021,702
City of New York, Series G (GO)
5.25%, 02/01/53 (c) 2,500 2,621,256
County of Monroe, Industrial
Development Corp.,
University of Rochester
Project, Series A (RB)
4.00%, 07/01/50 (c) 900 812,981
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/51 (c) 1,000 986,067
Hudson Yards Infrastructure
Corp., Series A (RB) (AG)
4.00%, 02/15/47 (c) 1,000 922,580
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/45 (c) 1,000 1,000,855

Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority Dedicated Tax
Fund, Series A (RB)
5.00%, 11/15/48 (c) $ 1,180 $ 1,219,404
Metropolitan Transportation
Authority Dedicated Tax
Fund, Series B (RB)
5.00%, 11/15/43 (c) 1,000 1,067,528
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/51 (c) 1,000 902,332
5.25%, 11/15/49 (c) 1,500 1,564,087
Metropolitan Transportation
Authority, Series A (RB) (AG)
5.00%, 11/15/44 (c) 715 733,458
Metropolitan Transportation
Authority, Series A-1 (RB)
4.00%, 11/15/43 (c) 400 374,313
4.00%, 11/15/49 (c) 1,000 865,367
Metropolitan Transportation
Authority, Series B-1 (RB)
5.00%, 11/15/51 (c) 500 502,537
Metropolitan Transportation
Authority, Series C-1 (RB)
5.25%, 11/15/56 (c) 1,050 1,052,284
Metropolitan Transportation
Authority, Series D (RB)
4.00%, 11/15/46 (c) 250 221,383
Monroe County Industrial
Development Corp.
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/46 (c) 650 561,299
MTA Hudson Rail Yards Trust,
Series A (RB)
5.00%, 11/15/51 (c) 1,000 999,975
5.00%, 11/15/56 (c) 1,000 999,275
New York City Environmental
Facilities, Clean Water and
Drinking Water, Series B (RB)
4.00%, 06/15/49 (c) 500 476,749
New York City Housing
Development Corp., Housing
Impact, Series A (RB)
4.80%, 02/01/53 (c) 500 493,034
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1
(RB)
4.75%, 11/01/54 (c) 1,000 988,909
4.85%, 11/01/53 (c) 1,500 1,490,580
New York City Housing
Development Corp., Multi-
Family Housing, Series E-1
(RB)
4.85%, 11/01/53 (c) 750 745,290
Par
(000’s) Value
New York (continued)
New York City Housing
Development Corp., Multi-
Family Housing, Series F-1
(RB)
4.55%, 11/01/54 (c) $ 1,000 $ 969,707
New York City Housing
Development Corp., Multi-
Family Housing, Series J (RB)
3.05%, 11/01/49 (c) 555 418,238
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series AA (RB)
4.00%, 06/15/50 (c) 1,000 915,825
5.00%, 06/15/48 (c) 850 879,637
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series BB (RB)
4.00%, 06/15/44 (c) 1,500 1,463,861
4.00%, 06/15/45 (c) 2,000 1,917,725
5.00%, 06/15/44 (c) 955 1,012,661
5.00%, 06/15/49 (c) 1,000 1,029,636
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
3.75%, 06/15/47 (c) 710 616,563
4.00%, 06/15/45 (c) 1,500 1,439,013
5.00%, 06/15/52 (c) 1,000 1,031,357
5.25%, 06/15/54 (c) 1,500 1,573,660
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
(FHA)
5.00%, 06/15/51 (c) 500 515,354
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series DD (RB)
4.12%, 06/15/47 (c) 1,000 951,886
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series EE (RB)
5.00%, 06/15/45 (c) 1,000 1,054,958
New York City Transitional
Finance Authority Building
Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/49 (c) 350 261,087
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
4.38%, 05/01/53 (c) 500 483,649
5.00%, 05/01/45 (c) 1,000 1,067,415
5.25%, 05/01/50 (c) 1,000 1,045,575
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
3.00%, 11/01/47 (c) 1,930 1,451,180

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.25%, 05/01/48 (c) $ 1,000 $ 1,053,068
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 05/01/44 (c) 1,000 967,809
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D (RB)
5.00%, 05/01/49 (c) 1,085 1,119,957
5.00%, 05/01/50 (c) 1,200 1,234,654
5.25%, 05/01/48 (c) 1,750 1,852,732
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D-1 (RB)
4.00%, 11/01/47 (c) 500 460,578
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E (RB)
5.00%, 11/01/46 (c) 1,500 1,576,189
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
2.25%, 02/01/51 (c) 650 395,426
4.00%, 02/01/44 (c) 1,000 966,383
5.00%, 02/01/43 (c) 1,000 1,013,466
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
F-1 (RB)
4.00%, 02/01/51 (c) 1,000 903,561
5.25%, 02/01/47 (c) 1,000 1,052,209
New York City Water and Sewer
System, Series BB (RB)
4.00%, 06/15/50 (c) 640 586,128
New York City, Series D (GO)
4.00%, 04/01/50 (c) 1,000 908,043
New York City, Series D-1 (GO)
5.00%, 12/01/43 (c) 1,000 1,030,985
New York Liberty Development
Corp., 1 World Trade Center
Project (RB)
4.00%, 02/15/43 (c) 620 606,567
New York Liberty Development
Corp., 4 World Trade Center
Project, Series A (RB) (BAM)
3.00%, 11/15/51 (c) 2,125 1,546,881
New York Liberty Development
Corp., 7 World Trade Center
Project, Series A (RB)
3.00%, 09/15/43 (c) 1,495 1,261,941
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority (RB)
5.00%, 03/15/43 (c) $ 1,075 $ 1,182,410
5.00%, 03/15/44 (c) 1,000 1,090,072
5.00%, 03/15/45 (c) 3,000 3,214,891
5.00%, 03/15/45 (c) 1,000 1,074,100
5.00%, 07/01/46 (c) 1,500 1,593,934
5.00%, 03/15/50 (c) 1,785 1,850,211
5.25%, 03/15/46 (c) 1,000 1,081,706
New York State Dormitory
Authority, Memorial Sloan
Kettering Cancer Center,
Series 1 (RB)
5.25%, 07/01/54 (c) 2,000 2,132,401
New York State Dormitory
Authority, New School, Series
A (RB)
4.00%, 07/01/43 (c) 475 434,717
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/49 (c) 1,000 1,026,043
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
5.00%, 03/15/49 (c) 500 510,939
5.25%, 03/15/52 (c) 800 839,577
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
5.00%, 03/15/56 (c) 1,000 1,028,567
New York State Dormitory
Authority, Sales Tax, Series
E (RB)
5.00%, 03/15/48 (c) 500 510,440
New York State Dormitory
Authority, Series A (GO)
5.00%, 08/01/46 (c) 2,000 2,101,548
New York State Dormitory
Authority, St. John's
University, Series A (RB)
4.00%, 07/01/48 (c) 550 475,004
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
4.00%, 03/15/47 (c) 800 737,302
4.00%, 03/15/49 (c) 1,000 933,622
5.00%, 03/15/45 (c) 1,000 1,025,791
5.00%, 03/15/49 (c) 1,000 1,038,575
New York State Dormitory
Authority, White Plants
Hospital (RB) (AG)
5.50%, 10/01/54 (c) 2,250 2,392,607
New York State Mortgage
Agency, Homeowner
Mortgage (RB)
4.90%, 10/01/53 (c) 1,325 1,320,877

Par
(000’s) Value
New York (continued)
New York State Mortgage
Agency, Homeowner
Mortgage (RB) (SBG)
2.55%, 04/01/50 (c) $ 330 $ 228,129
New York State Power
Authority, Series A (RB)
4.00%, 11/15/50 (c) 500 456,127
New York State Thruway
Authority, Junior
Indebtedness, Series B (RB)
4.00%, 01/01/45 (c) 1,440 1,336,512
New York State Thruway
Authority, Personal Income
Tax, Series A (RB)
4.00%, 03/15/55 (c) 500 449,205
New York State Thruway
Authority, Series P (RB)
5.25%, 01/01/54 (c) 1,000 1,054,689
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
4.00%, 03/15/53 (c) 1,000 901,648
5.00%, 03/15/43 (c) 500 519,856
5.00%, 03/15/63 (c) 2,000 2,031,016
New York State Urban
Development Corp., Personal
Income Tax, Series C (RB)
3.00%, 03/15/48 (c) 550 410,397
5.00%, 03/15/47 (c) 2,000 2,074,059
New York State Urban
Development Corp., Personal
Income Tax, Series E (RB)
3.00%, 03/15/49 (c) 1,735 1,284,482
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
3.00%, 03/15/50 (c) 1,000 735,147
New York State, Dormitory
Authority, Personal Income
Tax, Series D (RB)
5.00%, 02/15/48 (c) 820 839,629
Onondaga Civic Development
Corp., Syracuse University
Project (RB)
5.50%, 12/01/56 (c) 1,000 1,087,029
Port Authority of New York &
New Jersey (RB)
5.00%, 09/01/49 (c) 1,000 1,051,479
Triborough Bridge and Tunnel
Authority Sales Tax, Series
A (RB)
4.25%, 05/15/58 (c) 1,000 917,157
Triborough Bridge and Tunnel
Authority, MTA Bridges and
Tunnels, Series A (RB)
5.00%, 11/15/44 (c) 750 810,885
5.25%, 12/01/47 (c) 1,000 1,065,558
Par
(000’s) Value
New York (continued)
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series B (RB)
5.00%, 05/15/56 (c) $ 500 $ 504,970
5.25%, 11/15/53 (c) 750 790,503
5.25%, 05/15/54 (c) 2,000 2,096,087
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
4.00%, 05/15/51 (c) 750 683,789
5.00%, 05/15/51 (c) 1,000 1,029,341
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series D (RB)
4.50%, 05/15/47 (c) 500 500,425
Triborough Bridge and Tunnel
Authority, Series A (RB)
5.00%, 11/15/49 (c) 1,000 1,028,992
5.00%, 11/15/51 (c) 500 510,288
5.25%, 12/01/54 (c) 1,000 1,053,289
5.50%, 12/01/59 (c) 1,500 1,595,041
129,577,097
North Carolina : 1.0%
North Carolina Housing
Finance Agency, Home
Ownership, Series A (RB)
4.38%, 07/01/44 (c) 990 993,611
North Carolina Medical
Care, Deerfield Episcopal
Retirement Community
Project, Series A (RB)
5.25%, 11/01/46 (c) 750 773,080
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/44 (c) 500 511,577
5.00%, 01/01/49 (c) 750 756,797
North Carolina Turnpike
Authority, Triangle
Expressway System, Series A
(RB) (AG)
5.00%, 01/01/58 (c) 3,350 3,405,864
6,440,929
North Dakota : 0.1%
North Dakota Housing Finance
Agency, Home Mortgage
Finance Program, Series A
(RB)
4.70%, 07/01/47 (c) 1,000 993,551
Underline
Ohio : 2.8%
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
4.00%, 06/01/48 (c) 1,000 862,659
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/57 (c) 1,000 912,931
5.25%, 02/15/47 (c) 500 481,770

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
5.50%, 02/15/57 (c) $ 500 $ 485,923
County of Franklin, Hospital
Facilities (RB)
4.12%, 05/15/45 (c) 250 239,778
County of Franklin, Hospital
Facilities, Series A (RB) (XLCA)
4.00%, 05/15/47 (c) 250 230,906
County of Franklin, Nationwide
Children's Hospital Project,
Series A (RB)
5.00%, 11/01/48 1,000 1,079,638
County of Hamilton, Ohio
Healthcare Improvement,
Life Enriching Communities
Project (RB)
5.00%, 01/01/46 (c) 250 246,961
Northeast Ohio Regional
Sewer District, Wastewater
Improvement (RB)
4.00%, 11/15/43 (c) 1,000 990,764
Ohio State University, Series
A (RB)
3.00%, 12/01/44 (c) 3,000 2,419,256
4.00%, 12/01/48 (c) 1,000 923,162
Ohio Water Development
Authority Water Pollution
Control Loan Fund (RB)
5.00%, 12/01/44 (c) 750 815,401
Ohio Water Development
Authority, Drinking Water
Assistance, Series A (RB)
5.00%, 12/01/43 (c) 1,500 1,654,792
5.25%, 12/01/45 (c) 1,500 1,656,887
Port of Greater Cincinnati
Development Authority, Duke
Energy Convention Center
Project, Series B (RB)
5.00%, 12/01/53 (c) 500 511,526
State of Ohio (GO)
5.00%, 05/01/45 (c) 3,000 3,216,829
University of Cincinnati, Series
A (RB)
5.25%, 06/01/49 (c) 1,500 1,578,471
18,307,654
Oklahoma : 1.0%
Oklahoma Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
4.88%, 09/01/45 (c) 1,000 1,020,945
Oklahoma Municipal Power
Authority, Power Supply
System, Series A (RB) (AG)
5.25%, 01/01/51 (c) 1,000 1,064,509
Oklahoma Turnpike Authority,
Series A (RB)
4.00%, 01/01/48 (c) 700 646,445
5.50%, 01/01/54 (c) 750 811,202
Par
(000’s) Value
Oklahoma (continued)
Oklahoma Water Resources
Board, Series C (RB)
4.00%, 10/01/49 (c) $ 750 $ 710,098
4.50%, 10/01/55 (c) 1,210 1,201,356
University of Oklahoma, Series
A (RB) (BAM)
5.00%, 07/01/49 (c) 835 873,071
6,327,626
Oregon : 1.0%
City of Portland, Oregon
Second Lien, Series A (RB)
5.00%, 10/01/54 (c) 750 783,384
Oregon Health and Science
University, Series A (RB)
4.00%, 07/01/51 (c) 1,000 901,914
State of Oregon, Interstate 5
Bridge Replacement Project,
Series E (GO)
5.00%, 05/15/50 (c) 1,000 1,029,215
State of Oregon, Series A (GO)
5.25%, 05/01/45 (c) 1,000 1,102,990
5.25%, 05/01/50 (c) 1,000 1,075,239
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.00%, 09/01/44 (c) 935 771,889
University of Oregon, Series A
(RB)
5.00%, 04/01/50 (c) 1,000 1,029,377
6,694,008
Pennsylvania : 3.8%
Allegheny County Sanitary
Authority (RB)
5.00%, 12/01/45 (c) 1,000 1,068,709
Chester County Health and
Education Facilities Authority,
Main Line Health System,
Series A (RB)
4.00%, 09/01/50 (c) 645 570,207
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 08/01/47 (c) 805 812,905
City of Philadelphia,
Pennsylvania Water &
Wastewater, Series A (RB)
5.00%, 10/01/47 (c) 500 505,890
5.00%, 10/01/52 (c) 500 504,732
City of Philadelphia,
Pennsylvania Water &
Wastewater, Series C (RB)
(AG)
5.25%, 09/01/49 (c) 500 532,573
5.25%, 09/01/54 (c) 500 528,634
Commonwealth of
Pennsylvania (GO)
4.00%, 08/15/43 (c) 1,000 993,489

Par
(000’s) Value
Pennsylvania (continued)
Commonwealth of
Pennsylvania, Series A (CP)
(FHA)
4.00%, 07/01/46 (c) $ 1,170 $ 1,089,734
Geisinger Authority, Health
System, Series A (RB)
5.00%, 04/01/50 (c) 2,750 2,780,518
Lancaster County, Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/51 (c) 1,000 1,002,051
Pennsylvania Economic
Development Financing
Authority, Presbyterian
Senior Living Project, Series
B-2 (RB)
5.25%, 07/01/46 (c) 1,000 1,014,055
Pennsylvania Higher
Educational Facilities
Authority, Thomas Jefferson
University, Series B-1 (RB)
(AG)
4.25%, 11/01/48 (c) 1,000 930,775
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series A (RB)
4.75%, 04/01/53 (c) 1,000 994,619
4.80%, 10/01/51 (c) 1,000 995,300
4.85%, 10/01/43 (c) 500 514,572
5.00%, 10/01/43 (c) 1,000 1,038,916
Pennsylvania State University
(RB)
5.25%, 09/01/53 (c) 1,000 1,054,288
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (AG)
5.00%, 12/01/48 (c) 290 295,820
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (BAM)
3.00%, 12/01/51 (c) 1,000 738,594
4.00%, 12/01/51 (c) 1,000 906,527
Pennsylvania Turnpike
Commission, Series A (RB)
(AG)
4.00%, 12/01/49 (c) 1,045 969,666
Pennsylvania Turnpike
Commission, Series A-1 (RB)
5.00%, 12/01/47 (c) 900 911,577
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/46 (c) 1,250 1,158,388
5.00%, 12/01/45 (c) 800 835,305
Philadelphia Authority for
Industrial Development,
Children’s Hospital, Series A
(RB)
5.50%, 07/01/53 (c) 500 536,573
Par
(000’s) Value
Pennsylvania (continued)
Upper Merion Area School
District, Series A (GO) (SAW)
4.00%, 01/15/46 (c) $ 1,105 $ 1,060,448
24,344,865
Rhode Island : 0.2%
Providence Public Building
Authority, Capital
Improvement Program,
Series A (RB) (AG)
5.25%, 09/15/44 (c) 750 805,812
Rhode Island Health and
Educational Building Corp.
(RB) (AG)
5.62%, 07/01/65 (c) 600 615,432
1,421,244
South Carolina : 1.0%
South Carolina Jobs-Economic
Development Authority,
Mercy Health, Series A (RB)
4.00%, 12/01/44 (c) 855 788,648
South Carolina Jobs-Economic
Development Authority,
Novant Health, Series A (RB)
4.25%, 11/01/47 (c) 750 706,447
4.50%, 11/01/54 (c) 500 487,271
South Carolina Jobs-Economic
Development Authority,
Prisma Health, Series A (RB)
5.00%, 05/01/48 (c) 1,000 1,005,734
South Carolina Public Service
Authority, Santee Cooper,
Series A (RB)
4.00%, 12/01/52 (c) 500 445,282
5.25%, 12/01/49 (c) 1,000 1,046,492
South Carolina Public Service
Authority, Series E (RB)
5.25%, 12/01/55 (c) 1,000 1,000,249
University of South Carolina,
Campus Village Project,
Series A (RB)
5.00%, 05/01/46 (c) 820 860,498
6,340,621
South Dakota : 0.3%
South Dakota Housing
Development Authority,
Homeownership Mortgage,
Series A (RB)
4.65%, 11/01/46 (c) 1,000 1,007,111
South Dakota Housing
Development Authority,
Homeownership Mortgage,
Series C (RB)
6.25%, 11/01/55 (c) 980 1,106,523
2,113,634
Tennessee : 0.6%
Chattanooga Health
Educational & Housing
Facility Board (RB)
5.25%, 12/01/49 (c) 1,000 1,034,138

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Tennessee (continued)
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/46 (c) $ 1,500 $ 1,500,967
Tennessee Housing
Development Agency,
Residential Finance Program
(RB)
2.95%, 07/01/49 (c) 335 253,681
Tennessee Housing
Development Agency,
Residential Finance Program,
Series A (RB)
5.40%, 07/01/53 (c) 1,000 1,026,762
3,815,548
Texas : 13.2%
Arlington Higher Education
Finance Corp., Harmony
Public Schools, Series A (RB)
3.00%, 02/15/46 (c) 1,000 771,507
Arlington Higher Education
Finance Corp., Lifeschool of
Dallas (RB)
4.12%, 08/15/49 (c) 1,000 945,893
Arlington Higher Education
Finance Corp., Riverwalk
Education Foundation, Inc.
(RB)
4.00%, 08/15/44 (c) 675 636,409
Arlington Texas, Higher
Education Finance Corp.,
Riverwalk Education
Foundation, Inc. (RB)
4.50%, 08/15/55 (c) 1,000 957,536
Austin Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/01/44 (c) 750 732,676
4.00%, 08/01/48 (c) 1,000 941,493
Board of Regents of the
University of Texas System,
Series A (RB)
4.00%, 08/15/44 (c) 1,000 994,933
5.00%, 08/15/43 (c) 1,000 1,113,827
Central Texas Regional Mobility
Authority, Senior Lien, Series
E (RB)
5.00%, 01/01/45 (c) 750 772,207
City of Austin, Texas Electricity
Utility System, Series A (RB)
5.00%, 11/15/49 (c) 1,375 1,406,447
City of Austin, Texas Electricity
Utility System, Series B (GO)
5.00%, 09/01/44 (c) 1,000 1,085,356
City of Austin, Texas Public
Improvement (GO)
5.00%, 09/01/43 (c) 1,000 1,095,606
Par
(000’s) Value
Texas (continued)
City of Austin, Waterwaste
System (RB)
5.00%, 11/15/43 (c) $ 1,000 $ 1,079,621
City of Corpus Christi, Texas
Utility System (RB)
5.00%, 07/15/49 (c) 1,000 1,025,548
City of Corpus Christi, Texas
Utility System (RB) (AG)
5.00%, 07/15/43 (c) 1,000 1,090,300
5.00%, 07/15/45 (c) 1,000 1,063,905
City of El Paso, Texas
Combination Tax (GO)
4.00%, 08/15/45 (c) 950 900,569
City of Lubbock, Texas Electric
Light & Power System (RB)
4.00%, 04/15/46 (c) 650 605,213
City of Royse, Independent
School District (GO)
5.00%, 02/15/48 (c) 950 986,107
City of San Antonio, Texas
Electric & Gas Systems (RB)
5.00%, 02/01/44 (c) 500 528,025
City of San Antonio, Texas
Electric & Gas Systems, Series
B (RB)
5.00%, 02/01/54 (c) 3,000 3,103,058
City of San Antonio, Texas
Electric & Gas Systems, Series
D (RB)
5.25%, 02/01/54 (c) 2,000 2,113,185
City of Seguin, Texas
Combination Tax and Limited
Pledge (GO)
5.25%, 09/01/58 (c) 1,000 1,038,245
Clifton Higher Education
Finance Corp. (RB)
4.00%, 08/15/44 (c) 1,000 964,868
Conroe Independent School
District, Unlimited Tax School
(GO)
4.25%, 02/15/50 (c) 750 731,462
5.00%, 02/15/49 (c) 1,000 1,046,185
Crowley Independent School
District (GO)
5.00%, 02/01/49 (c) 1,000 1,040,597
Dallas Fort Worth International
Airport (RB)
5.25%, 11/01/43 (c) 1,500 1,666,095
5.25%, 11/01/50 (c) 1,500 1,590,932
Dallas Fort Worth International
Airport, Series B (RB)
4.00%, 11/01/45 (c) 1,000 957,574
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/53 (c) 1,000 917,260
4.00%, 02/15/54 (c) 1,500 1,369,111
5.00%, 02/15/49 (c) 1,000 1,043,728

Par
(000’s) Value
Texas (continued)
Denton Independent School
District, Unlimited Tax School
Building (GO)
5.00%, 08/15/48 (c) $ 1,000 $ 1,038,765
East Montgomery County,
Improvement District Sales
Tax (RB) (AG)
5.25%, 08/15/49 (c) 750 791,403
El Paso Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/15/48 (c) 795 729,071
Ford Bens County, Unlimited
Tax Road (GO)
5.25%, 03/01/53 (c) 1,000 1,052,862
Grand Parkway Transportation
Corp. System, First Tier Toll,
Series C (RB)
4.00%, 10/01/49 (c) 770 706,262
Grand Parkway Transportation
Corp. System, Subordinate
Tier Toll, Series A (RB)
5.00%, 10/01/48 (c) 640 650,590
Harris County, Cultural
Education Facilities Finance
Corp., Houston Methodist
Hospital (RB)
4.00%, 12/01/45 (c) 590 538,477
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
4.00%, 10/01/47 (c) 1,000 916,229
Harris County, Flood Control
District, Series A (GO)
4.00%, 10/01/45 (c) 500 485,059
Harris County, Texas Toll Road,
Series A (RB)
4.00%, 08/15/48 (c) 1,000 941,090
Hurst-Euless-Bedford
Independent School District
(GO)
5.00%, 08/15/43 (c) 1,000 1,079,796
Joshua Independent School
District (GO)
4.00%, 08/15/49 (c) 750 704,194
Katy Independent School
District (GO)
4.75%, 02/15/55 (c) 1,000 1,012,170
5.25%, 02/15/54 (c) 1,000 1,060,986
Keller Independent School
District (GO)
4.00%, 02/15/47 (c) 1,000 939,257
Lamar Consolidated
Independent School District
(GO) (AG)
5.50%, 02/15/58 (c) 2,000 2,118,818
Par
(000’s) Value
Texas (continued)
Liberty Hill Independent School
District (GO)
5.00%, 02/01/54 (c) $ 1,885 $ 1,952,370
Lower Colorado River Authority
(RB)
5.25%, 05/15/44 (c) 1,000 1,097,600
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project, Series A (RB)
5.25%, 05/15/50 (c) 500 527,398
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project, Series S (RB)
5.00%, 05/15/43 (c) 500 512,039
Mesquite Independent School
District (GO)
5.00%, 08/15/45 (c) 1,675 1,790,083
North Texas Tollway Authority
System, Second Tier (RB)
4.25%, 01/01/49 (c) 750 680,645
Northwest Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/47 (c) 1,000 947,116
Pflugerville Independent School
District, Unlimited Tax School
Building, Series A (GO)
5.00%, 02/15/48 (c) 1,000 1,020,522
Rockwall Independent School
District (GO)
4.00%, 02/15/53 (c) 1,000 911,448
San Jacinto College District,
Series A (GO)
5.00%, 02/15/44 (c) 900 928,885
State of Texas (GO)
5.00%, 10/01/44 (c) 1,250 1,365,117
State of Texas, Department
of Housing & Community
Affairs, Residential Mortgage,
Series A (RB)
5.25%, 01/01/53 (c) 1,000 1,018,323
Tarrant County Cultural
Education Facilities Finance
Corp., Cook Children's
Medical Center (RB)
5.25%, 12/01/49 (c) 1,000 1,054,822
Texarkana Independent School
District, Unlimited Tax (GO)
4.00%, 02/15/53 (c) 1,000 917,260
Texas City, Independent School
District, Unlimited Tax (GO)
4.00%, 08/15/53 (c) 1,015 927,989
Texas City, Independent School
District, Unlimited Tax (RB)
5.00%, 10/15/53 (c) 1,000 1,037,546

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Texas Department of Housing
and Community Affairs,
Residential Mortgage, Series
B (RB)
5.25%, 07/01/53 (c) $ 1,000 $ 1,040,295
Texas Transportation Finance
Corp. (RB)
5.00%, 10/01/45 (c) 2,000 2,132,962
5.50%, 10/01/55 (c) 3,000 3,250,174
Texas Water Development
Board (RB)
4.00%, 10/15/45 (c) 500 487,241
4.80%, 10/15/52 (c) 1,000 1,012,315
5.00%, 10/15/44 (c) 1,000 1,089,857
Texas Water Development
Board, Series A (RB)
4.00%, 10/15/49 (c) 990 912,524
5.00%, 10/15/43 (c) 840 862,734
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/43 (c) 1,000 1,000,652
Tomball Independent School
District, Unlimited Tax (GO)
4.00%, 02/15/45 (c) 1,000 976,940
University of Houston, Series
A (RB)
5.00%, 02/15/56 (c) 500 512,701
Via Metropolitan Transit
Advanced Transportation
District, Sales Tax (RB)
5.00%, 08/01/49 (c) 1,000 1,047,719
Waller Independent School
District, Series A (GO)
4.00%, 02/15/48 (c) 500 472,197
Waxahachie Independent
School District (GO)
4.00%, 02/15/49 (c) 750 702,376
Weslaco Independent School
District (GO)
4.12%, 02/15/49 (c) 1,470 1,402,984
Ysleta Independent School
District (GO)
5.00%, 08/15/56 (c) 500 509,263
85,182,604
Utah : 0.6%
Downtown Revitalization Public
Infrastructure District, Series
B (RB) (AG)
5.50%, 06/01/55 (c) 250 267,342
Salt Lake City, International
Airport, Series B (RB)
5.00%, 07/01/43 (c) 360 370,010
University of Utah, Board of
Higher Education, Series A
(RB)
4.00%, 08/01/51 (c) 1,000 897,004
5.00%, 08/01/46 (c) 1,160 1,205,889
Par
(000’s) Value
Utah (continued)
Utah County, IHC Health
Services, Inc., Series B (RB)
3.00%, 05/15/47 (c) $ 210 $ 160,701
Utah Transit Authority (RB)
5.00%, 12/15/44 (c) 1,000 1,096,297
3,997,243
Virginia : 1.0%
County of Fairfax, Industrial
Development Authority,
Inova Health System Project
(RB)
5.00%, 05/15/51 (c) 1,000 1,037,812
County of Fairfax, Industrial
Development Authority,
Inova Health System Project,
Series A (RB)
4.00%, 05/15/48 (c) 1,000 918,507
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/57 (c) 600 537,344
5.00%, 07/01/50 (c) 625 642,404
5.00%, 07/01/60 (c) 500 511,009
Virginia Housing Development
Authority, Series K (RB)
2.55%, 12/01/46 (c) 1,000 697,482
Virginia Small Business
Financing Authority, Series
A (RB)
4.00%, 01/01/45 (c) 500 462,886
5.50%, 12/01/54 (c) 500 513,973
Williamsburg Economic
Development Authority,
Virginia Student Housing,
William and Mary Project,
Series A (RB) (AG)
4.38%, 07/01/63 (c) 1,000 947,323
6,268,740
Washington : 1.8%
City of Seattle, City Light
Department, Series A (RB)
4.00%, 07/01/51 (c) 250 228,210
City of Seattle, Washington
Municipal Light and Power
(RB)
5.25%, 02/01/55 (c) 500 530,559
City of Seattle, Washington
Municipal Light and Power,
Series A (RB)
4.00%, 05/01/45 (c) 1,000 976,553
5.00%, 03/01/53 (c) 1,000 1,032,788
King County, Public Hospital
District No. 2, Evergreen
Health, Series A (GO)
4.00%, 12/01/45 (c) 650 589,405
State of Washington (GO)
5.00%, 02/01/48 (c) 1,705 1,780,095
5.00%, 02/01/48 (c) 2,635 2,765,016

FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Par
(000’s) Value
Washington (continued)
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/43 (c) $ 1,090 $ 1,158,999
Washington State Housing
Finance Commission,
Blakeley and Laurel Village,
Series A (RB) (BAM)
5.25%, 07/01/55 (c) 2,000 2,003,770
Washington State Housing
Finance Commission, Radford
Court and Nordheim Court
Portfolio (RB)
5.00%, 07/01/54 (c) 500 460,643
11,526,038
West Virginia : 0.2%
West Virginia Hospital Finance
Authority, University Health
System, Series A (RB)
4.38%, 06/01/53 (c) 1,000 926,507
West Virginia Parkways
Authority, Turnpike Toll (RB)
5.00%, 06/01/47 (c) 620 641,969
1,568,476
Wisconsin : 1.0%
Public Finance Authority,
Pooled Charter School (RB)
5.75%, 07/01/62 (c) 945 987,308
University of Wisconsin
Hospitals and Clinics
Authority, Series B (RB)
5.00%, 04/01/49 (c) 500 513,176
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital,
Inc. (RB)
4.00%, 08/15/47 (c) $ 1,000 $ 890,648
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series
A (RB)
5.00%, 02/15/46 (c) 250 250,028
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series A
(RB) (BAM)
4.50%, 02/15/54 (c) 1,000 965,428
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.85%, 09/01/43 (c) 1,000 1,028,979
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series C (RB)
4.50%, 09/01/44 (c) 1,000 1,007,484
4.75%, 03/01/51 (c) 1,000 995,441
6,638,492
Total Municipal Bonds: 98.2%
(Cost: $651,670,280) 634,327,324
Other assets less liabilities: 1.8% 11,372,896
NET ASSETS: 100.0% $ 645,700,220
Definitions:
AG Assured Guaranty, Inc.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
ST Special Tax
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
^ Zero Coupon Bond
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Municipal Bonds
 *
$ — $ 634,327,324 $ — $ 634,327,324